1933 Act Registration No. 333-148014

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]  Pre-Effective    [  ]  Post-Effective
Amendment No.  1          Amendment No.

EVERGREEN MUNICIPAL TRUST
(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (617) 210-3200

200 Berkeley Street
Boston, Massachusetts 02116
-----------------------------------
(Address of Principal Executive Offices)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
-----------------------------------------
(Name and Address of Agent for Service)

Copies of All Correspondence to:
Timothy W. Diggins, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

      Approximate Date of Proposed Public Offering: As soon as possible after the effective date of this Registration Statement.

      Title of Securities Being Registered: Class A, B, C, and I shares of Evergreen Municipal Bond Fund, a series of the Registrant.

      It is proposed that this filing will become effective on January 30, 2008, pursuant to Rule 488 under the Securities Act of 1933.

      An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

      NOTE: This Pre-Effective Amendment No. 1 is being filed solely to delay the effective date of this Registration Statement. This Pre-Effective Amendment No. 1 is not intended to amend or supersede any information contained in the Registration Statement.

EVERGREEN MUNICIPAL TRUST

PART A

PROSPECTUS/PROXY STATEMENT

Part A is incorporated by reference to Part A of the Registration Statement on Form N-14 of Evergreen Municipal Trust (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on December 12, 2007 (accession no. 0001133228-07-000431) ( the “ Registration Statement”).

EVERGREEN MUNICIPAL TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Registrant’s Registration Statement filed with the SEC on December 12, 2007.

EVERGREEN MUNICIPAL TRUST

PART C

OTHER INFORMATION

Part C is incorporated by reference to Part C of the Registrant’s Registration Statement filed with the SEC on December 12, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 10th day of January, 2008.

EVERGREEN MUNICIPAL TRUST
By: /s/ Michael H. Koonce
Name: Michael H. Koonce
Title: Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 10th day of January, 2008.

/s/ Dennis H. Ferro	/s/ Michael H. Koonce	/s/ Kasey Phillips
Dennis H. Ferro*	Michael H. Koonce*	Kasey Phillips*
President	Secretary	Treasurer
(Chief Executive Officer) (Chief Investment Officer)		(Principal Financial and Accounting Officer)

/s/ Charles A. Austin, III	/s/K. Dun Gifford	/s/ William Walt Pettit
Charles A. Austin III*	K. Dun Gifford*	William Walt Pettit*
Trustee	Trustee	Trustee

/s/ Gerald M. McDonnell	/s/ Russell A. Salton, III MD	/s/ Richard K. Wagoner
Gerald M. McDonnell*	Russell A. Salton, III MD*	Richard K. Wagoner*
Trustee	Trustee	Trustee

/s/ Michael S. Scofield	/s/ David M. Richardson	/s/ Leroy Keith, Jr.
Michael S. Scofield*	David M. Richardson*	Leroy Keith, Jr.*
Chairman of the Board	Trustee	Trustee
and Trustee

/s/ Richard J. Shima	/s/ Patricia B. Norris
Richard J. Shima*	Patricia Norris*
Trustee	Trustee

*By: /s/ Catherine F. Kennedy
Catherine F. Kennedy
Attorney-in-Fact

* Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.